Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Mar. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Nov. 14, 2017	Oct. 31, 2017	Sep. 05, 2017	Oct. 31, 2016	May 02, 2016
C000192839
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 13,399	$ 11,764	$ 9,800	$ 8,985		$ 11,651	$ 11,270		$ 10,786	$ 9,475		$ 9,906	$ 10,000
C000215652
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 14,916	11,612	9,256	8,204		11,919	10,360	$ 10,000
C000195231
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 16,292	13,296	10,803	9,552		12,537	9,100		10,035	9,292	$ 10,000
C000171473
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 12,709	12,133	11,476	10,901		10,764	10,746		10,615	10,347		10,144		$ 10,032	$ 10,000
C000234237
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 12,438	11,947	8,614	9,360	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,384	10,723	9,700	9,666		11,464	11,519		10,848	9,728		9,932	10,000
MSCI Emerging Markets Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index - USD Net Returns
Account Value	$ 15,160	11,852	9,457	8,536		12,375	10,581	$ 10,000
MSCI All Country World Index ex-USA - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA - USD Net Returns
Account Value	$ 16,984	13,595	10,934	9,757		12,961	9,996		10,264	9,225	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	11,082	10,025	9,990		11,848	11,905		11,211	10,054		10,265		$ 10,173	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 15,542	12,865	9,332	8,611	10,000
JPMorgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Account Value	$ 12,632	11,202	9,480	8,749		11,540	11,052		10,945	9,571		$ 10,011	$ 10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,364	14,114	11,478	10,033		13,029	9,710		10,426	9,389	10,000
MSCI World ex-USA Index - USD Net Returns
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index - USD Net Returns
Account Value	$ 17,702	14,324	11,567	10,276		$ 13,181	$ 9,721		$ 10,429	$ 9,388	$ 10,000
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 11,866	10,799	8,196	9,099	10,000
S&P SmallCap 600 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Value Index
Account Value	$ 11,492	$ 10,829	$ 8,406	$ 9,306	$ 10,000